BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel compensation	R$ 58,266	R$ 35,241
Salaries, benefits and social charges	31,473	21,141
Variable compensation	R$ 26,793	R$ 14,100